Defiance Large Cap ex-Mag 7 ETF

Schedule of Investments

November 30, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc.	42	$4,402
Trade Desk, Inc. - Class A (a)	84	10,799
		15,201
Aerospace & Defense - 2.5%
Boeing Co. (a)	126	19,585
General Dynamics Corp.	56	15,905
General Electric Co.	217	39,528
Howmet Aerospace, Inc.	84	9,944
L3Harris Technologies, Inc.	42	10,343
Lockheed Martin Corp.	44	23,294
Northrop Grumman Corp.	28	13,710
RTX Corp.	266	32,407
TransDigm Group, Inc.	14	17,542
		182,258
Agriculture - 0.9%
Altria Group, Inc.	336	19,401
Archer-Daniels-Midland Co.	98	5,351
Philip Morris International, Inc.	312	41,514
		66,266
Airlines - 0.3%
Delta Air Lines, Inc.	126	8,042
Southwest Airlines Co.	126	4,077
United Airlines Holdings, Inc. (a)	70	6,778
		18,897
Apparel - 0.3%
Deckers Outdoor Corp. (a)	28	5,487
NIKE, Inc. - Class B	238	18,747
		24,234
Auto Manufacturers - 0.6%
Cummins, Inc.	28	10,501
Ford Motor Co.	784	8,726
General Motors Co.	224	12,452
PACCAR, Inc.	103	12,051
		43,730
Auto Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	56	3,110

Banks - 6.7%
Bank of America Corp.	1,554	73,830
Bank of New York Mellon Corp.	154	12,608
Citigroup, Inc.	371	26,293
Citizens Financial Group, Inc.	84	4,044
Fifth Third Bancorp	140	6,728
First Citizens BancShares, Inc. - Class A	1	2,295
Goldman Sachs Group, Inc.	59	35,906
Huntington Bancshares, Inc.	294	5,295
JPMorgan Chase & Co.	574	143,338
KeyCorp	182	3,545
M&T Bank Corp.	30	6,600
Morgan Stanley	252	33,166
Northern Trust Corp.	42	4,669
NU Holdings Ltd. - Class A (a)	602	7,543
PNC Financial Services Group, Inc.	84	18,036
Regions Financial Corp.	182	4,961
State Street Corp.	56	5,517

Truist Financial Corp.	266	12,683
US Bancorp	313	16,680
Wells Fargo & Co.	686	52,253
		475,990
Beverages - 1.7%
Brown-Forman Corp. - Class B	56	2,356
Coca-Cola Co.	861	55,173
Coca-Cola Europacific Partners PLC	42	3,258
Constellation Brands, Inc. - Class A	28	6,747
Keurig Dr Pepper, Inc.	210	6,857
Monster Beverage Corp. (a)	140	7,718
PepsiCo, Inc.	280	45,766
		127,875
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	28	7,086
Amgen, Inc.	112	31,681
Biogen, Inc. (a)	28	4,498
BioMarin Pharmaceutical, Inc. (a)	42	2,773
Corteva, Inc.	140	8,714
Gilead Sciences, Inc.	252	23,330
Illumina, Inc. (a)	28	4,036
Incyte Corp. (a)	42	3,133
Moderna, Inc. (a)	70	3,014
Regeneron Pharmaceuticals, Inc. (a)	21	15,755
Vertex Pharmaceuticals, Inc. (a)	56	26,215
		130,235
Building Materials - 1.2%
Builders FirstSource, Inc. (a)	28	5,221
Carrier Global Corp.	168	12,997
CRH PLC	140	14,318
Johnson Controls International PLC	140	11,740
Lennox International, Inc.	6	4,003
Martin Marietta Materials, Inc.	14	8,400
Masco Corp.	42	3,384
Trane Technologies PLC	42	17,481
Vulcan Materials Co.	28	8,068
		85,612
Chemicals - 1.8%
Air Products and Chemicals, Inc.	42	14,042
Albemarle Corp.	28	3,016
Celanese Corp.	28	2,050
CF Industries Holdings, Inc.	42	3,766
Dow, Inc.	140	6,189
DuPont de Nemours, Inc.	84	7,022
Eastman Chemical Co.	28	2,932
Ecolab, Inc.	56	13,930
International Flavors & Fragrances, Inc.	46	4,203
Linde PLC	98	45,177
LyondellBasell Industries NV - Class A	56	4,667
PPG Industries, Inc.	46	5,721
Sherwin-Williams Co.	43	17,088
		129,803
Commercial Services - 2.4%
Automatic Data Processing, Inc.	84	25,782
Block, Inc. - Class A (a)	112	9,918
Booz Allen Hamilton Holding Corp.	28	4,149
Cintas Corp.	70	15,805
Corpay, Inc. (a)	14	5,337
Equifax, Inc.	28	7,324
Global Payments, Inc.	56	6,662
Moody’s Corp.	35	17,499
PayPal Holdings, Inc. (a)	210	18,222

Quanta Services, Inc.	28	9,647
S&P Global, Inc.	59	30,827
TransUnion	42	4,263
United Rentals, Inc.	14	12,124
Verisk Analytics, Inc.	28	8,238
		175,797
Computers - 2.5%
Accenture PLC - Class A	126	45,658
Check Point Software Technologies Ltd. (a)	14	2,548
Cognizant Technology Solutions Corp. - Class A	98	7,888
Crowdstrike Holdings, Inc. - Class A (a)	43	14,877
Dell Technologies, Inc. - Class C	56	7,145
EPAM Systems, Inc. (a)	14	3,415
Fortinet, Inc. (a)	126	11,976
Gartner, Inc. (a)	14	7,251
Hewlett Packard Enterprise Co.	252	5,347
HP, Inc.	196	6,945
International Business Machines Corp.	182	41,389
Leidos Holdings, Inc.	28	4,631
NetApp, Inc.	42	5,151
Pure Storage, Inc. - Class A (a)	56	2,967
Seagate Technology Holdings PLC	42	4,256
Super Micro Computer, Inc. (a)	98	3,199
Western Digital Corp. (a)	70	5,109
Zscaler, Inc. (a)	18	3,719
		183,471
Cosmetics & Personal Care - 1.4%
Colgate-Palmolive Co.	168	16,234
Estee Lauder Cos., Inc. - Class A	42	3,029
Procter & Gamble Co.	476	85,328
		104,591
Distribution & Wholesale - 0.4%
Copart, Inc. (a)	182	11,536
Fastenal Co.	112	9,359
W.W. Grainger, Inc.	8	9,643
		30,538
Diversified Financial Services - 6.0%
AerCap Holdings NV	42	4,173
American Express Co.	140	42,655
Ameriprise Financial, Inc.	19	10,905
Apollo Global Management, Inc.	84	14,703
Ares Management Corp. - Class A	42	7,423
Blackrock, Inc.	28	28,638
Capital One Financial Corp.	75	14,401
Charles Schwab Corp.	336	27,807
CME Group, Inc. - Class A	70	16,660
Coinbase Global, Inc. - Class A (a)	42	12,440
Discover Financial Services	56	10,216
Intercontinental Exchange, Inc.	112	18,028
LPL Financial Holdings, Inc.	14	4,552
Mastercard, Inc. - Class A	168	89,534
Nasdaq, Inc.	70	5,809
Raymond James Financial, Inc.	42	7,110
Synchrony Financial	84	5,672
T. Rowe Price Group, Inc.	42	5,201
Visa, Inc. - Class A	336	105,867
		431,794
Electric - 3.2%
AES Corp.	140	1,826
Alliant Energy Corp.	56	3,539
Ameren Corp.	56	5,286
American Electric Power Co., Inc.	112	11,184

CenterPoint Energy, Inc.	126	4,110
CMS Energy Corp.	56	3,904
Consolidated Edison, Inc.	70	7,041
Constellation Energy Corp.	62	15,907
Dominion Energy, Inc.	168	9,870
DTE Energy Co.	42	5,283
Duke Energy Corp.	154	18,026
Edison International	84	7,371
Entergy Corp.	42	6,559
Evergy, Inc.	42	2,714
Eversource Energy	70	4,514
Exelon Corp.	196	7,754
FirstEnergy Corp.	112	4,766
NextEra Energy, Inc.	413	32,490
PG&E Corp.	420	9,085
PPL Corp.	154	5,379
Public Service Enterprise Group, Inc.	98	9,241
Sempra	126	11,802
Southern Co.	224	19,965
Vistra Corp.	70	11,189
WEC Energy Group, Inc.	70	7,074
Xcel Energy, Inc.	112	8,127
		234,006
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	46	8,941
Eaton Corp. PLC	84	31,535
Emerson Electric Co.	112	14,852
		55,328
Electronics - 1.3%
Allegion PLC	14	1,972
Amphenol Corp. - Class A	238	17,291
Fortive Corp.	70	5,553
Garmin, Ltd.	28	5,953
Honeywell International, Inc.	130	30,280
Hubbell, Inc.	14	6,441
Keysight Technologies, Inc. (a)	34	5,809
Mettler-Toledo International, Inc. (a)	4	5,005
TE Connectivity PLC	60	9,067
Trimble, Inc. (a)	42	3,065
		90,436
Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	28	1,998
First Solar, Inc. (a)	16	3,188
		5,186
Engineering & Construction - 0.1%
Jacobs Solutions, Inc.	28	3,954

Entertainment - 0.2%
Flutter Entertainment PLC (a)	32	8,842
Live Nation Entertainment, Inc. (a)	28	3,871
		12,713
Environmental Control - 0.4%
Republic Services, Inc.	42	9,169
Waste Management, Inc.	84	19,170
		28,339
Food - 0.9%
Conagra Brands, Inc.	98	2,700
General Mills, Inc.	112	7,421
Hershey Co.	28	4,932
Hormel Foods Corp.	56	1,816
J.M. Smucker Co.	20	2,356

Kellanova	56	4,552
Kraft Heinz Co.	238	7,609
Kroger Co.	140	8,551
McCormick & Co., Inc.	56	4,391
Mondelez International, Inc. - Class A	266	17,276
Sysco Corp.	98	7,557
Tyson Foods, Inc. - Class A	56	3,612
		72,773
Forest Products & Paper - 0.1%
International Paper Co.	70	4,118

Gas - 0.1%
Atmos Energy Corp.	28	4,237
NiSource, Inc.	84	3,200
		7,437
Hand & Machine Tools - 0.0%(b)
Stanley Black & Decker, Inc.	28	2,505

Healthcare - Products - 4.2%
Abbott Laboratories	350	41,569
Agilent Technologies, Inc.	56	7,726
Align Technology, Inc. (a)	14	3,259
Avantor, Inc. (a)	126	2,654
Baxter International, Inc.	98	3,304
Boston Scientific Corp. (a)	294	26,654
Cooper Cos., Inc. (a)	42	4,387
Danaher Corp.	132	31,639
Edwards Lifesciences Corp. (a)	112	7,991
Hologic, Inc. (a)	42	3,339
IDEXX Laboratories, Inc. (a)	15	6,326
Insulet Corp. (a)	14	3,735
Intuitive Surgical, Inc. (a)	70	37,940
Medtronic PLC	257	22,241
ResMed, Inc.	28	6,973
Revvity, Inc.	28	3,252
STERIS PLC	16	3,505
Stryker Corp.	70	27,451
Teleflex, Inc.	14	2,700
Thermo Fisher Scientific, Inc.	76	40,251
Waters Corp. (a)	14	5,386
West Pharmaceutical Services, Inc.	14	4,560
Zimmer Biomet Holdings, Inc.	42	4,708
		301,550
Healthcare - Services - 2.7%
Centene Corp. (a)	98	5,880
Cigna Group	56	18,917
Elevance Health, Inc.	43	17,499
HCA Healthcare, Inc.	42	13,743
Humana, Inc.	28	8,299
ICON PLC (a)	14	2,944
IQVIA Holdings, Inc. (a)	42	8,435
Labcorp Holdings, Inc.	14	3,376
Molina Healthcare, Inc. (a)	14	4,171
Quest Diagnostics, Inc.	28	4,554
UnitedHealth Group, Inc.	186	113,498
		201,316
Home Builders - 0.3%
D.R. Horton, Inc.	56	9,452
Lennar Corp. - Class A	47	8,196
PulteGroup, Inc.	42	5,681
		23,329

Household Products & Wares - 0.3%
Avery Dennison Corp.	14	2,883
Church & Dwight Co., Inc.	48	5,286
Clorox Co.	28	4,681
Kimberly-Clark Corp.	70	9,755
		22,605
Insurance - 4.8%
Aflac, Inc.	98	11,172
Allstate Corp.	56	11,614
American International Group, Inc.	126	9,687
Aon PLC - Class A	42	16,445
Arch Capital Group Ltd.	70	7,050
Arthur J Gallagher & Co.	42	13,114
Berkshire Hathaway, Inc. - Class B (a)	266	128,482
Brown & Brown, Inc.	47	5,316
Chubb Ltd.	84	24,254
Cincinnati Financial Corp.	28	4,475
CNA Financial Corp.	56	2,825
Fidelity National Financial, Inc.	56	3,550
Hartford Financial Services Group, Inc.	56	6,905
Loews Corp.	42	3,643
Markel Group, Inc. (a)	3	5,349
Marsh & McLennan Cos., Inc.	98	22,857
MetLife, Inc.	117	10,323
Principal Financial Group, Inc.	42	3,658
Progressive Corp.	117	31,458
Prudential Financial, Inc.	70	9,059
Travelers Cos., Inc.	42	11,174
W.R. Berkley Corp.	56	3,615
Willis Towers Watson PLC	16	5,152
		351,177
Internet - 4.0%
Airbnb, Inc. - Class A (a)	84	11,433
Booking Holdings, Inc.	6	31,213
CDW Corp.	28	4,926
Coupang, Inc. - Class A (a)	238	6,036
DoorDash, Inc. - Class A (a)	61	11,009
eBay, Inc.	98	6,202
Expedia Group, Inc. - Class A (a)	28	5,169
Gen Digital, Inc.	112	3,455
GoDaddy, Inc. - Class A (a)	28	5,532
Match Group, Inc. (a)	56	1,833
MercadoLibre, Inc. (a)	8	15,881
Netflix, Inc. (a)	86	76,267
Okta, Inc. - Class A (a)	32	2,482
Palo Alto Networks, Inc. (a)	70	27,147
Pinterest, Inc. - Class A (a)	126	3,820
Shopify, Inc. - Class A (a)	238	27,513
Snap, Inc. - Class A (a)	210	2,480
Spotify Technology SA (a)	28	13,355
Uber Technologies, Inc. (a)	406	29,216
VeriSign, Inc. (a)	19	3,556
		288,525
Iron & Steel - 0.2%
Nucor Corp.	47	7,270
Steel Dynamics, Inc.	28	4,068
		11,338
Leisure Time - 0.2%
Carnival Corp. (a)	196	4,984
Royal Caribbean Cruises, Ltd.	44	10,739
		15,723

Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	48	12,165
Las Vegas Sands Corp.	84	4,457
Marriott International, Inc. - Class A	47	13,587
		30,209
Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	98	39,799
Vertiv Holdings Co. - Class A	70	8,932
		48,731
Machinery - Diversified - 1.1%
Deere & Co.	56	26,090
Dover Corp.	28	5,765
IDEX Corp.	14	3,229
Ingersoll Rand, Inc.	84	8,751
Otis Worldwide Corp.	84	8,650
Rockwell Automation, Inc.	28	8,264
Westinghouse Air Brake Technologies Corp.	34	6,821
Xylem, Inc.	48	6,084
		73,654
Media - 1.3%
Charter Communications, Inc. - Class A (a)	19	7,542
Comcast Corp. - Class A	770	33,256
FactSet Research Systems, Inc.	7	3,435
Walt Disney Co.	364	42,759
Warner Bros Discovery, Inc. (a)	448	4,695
		91,687
Mining - 0.3%
Freeport-McMoRan, Inc.	280	12,376
Newmont Corp.	224	9,395
		21,771
Miscellaneous Manufacturers - 1.0%
3M Co.	112	14,955
Axon Enterprise, Inc. (a)	14	9,057
Carlisle Cos., Inc.	14	6,394
Illinois Tool Works, Inc.	56	15,541
Parker-Hannifin Corp.	28	19,682
Teledyne Technologies, Inc. (a)	14	6,794
Textron, Inc.	42	3,596
		76,019
Office & Business Equipment - 0.1%
Zebra Technologies Corp. - Class A (a)	14	5,698

Oil & Gas - 4.0%
Chevron Corp.	368	59,590
ConocoPhillips	267	28,879
Coterra Energy, Inc.	140	3,741
Devon Energy Corp.	126	4,782
Diamondback Energy, Inc.	42	7,459
EOG Resources, Inc.	112	14,925
EQT Corp.	112	5,089
Exxon Mobil Corp.	896	105,692
Hess Corp.	56	8,242
Marathon Petroleum Corp.	70	10,931
Occidental Petroleum Corp.	182	9,206
Phillips 66	84	11,254
Texas Pacific Land Corp.	5	8,000
Valero Energy Corp.	70	9,736
		287,526

Oil & Gas Services - 0.4%
Baker Hughes Co.	196	8,614
Halliburton Co.	182	5,799
Schlumberger NV	280	12,303
		26,716
Packaging & Containers - 0.1%
Amcor PLC	294	3,128
Ball Corp.	56	3,481
Packaging Corp. of America	14	3,484
		10,093
Pharmaceuticals - 6.5%
AbbVie, Inc.	355	64,940
Becton Dickinson & Co.	56	12,426
Bristol-Myers Squibb Co.	406	24,043
Cardinal Health, Inc.	48	5,868
Cencora, Inc.	42	10,565
CVS Health Corp.	252	15,082
Dexcom, Inc. (a)	84	6,551
Eli Lilly & Co.	172	136,801
Johnson & Johnson	483	74,870
McKesson Corp.	28	17,598
Merck & Co., Inc.	509	51,735
Pfizer, Inc.	1,134	29,722
Viatris, Inc.	238	3,115
Zoetis, Inc.	90	15,773
		469,089
Pipelines - 0.8%
Cheniere Energy, Inc.	42	9,408
Kinder Morgan, Inc.	392	11,082
ONEOK, Inc.	117	13,291
Targa Resources Corp.	42	8,581
Williams Cos., Inc.	238	13,928
		56,290
Private Equity - 0.7%
Blackstone, Inc.	140	26,752
KKR & Co., Inc.	140	22,802
		49,554
Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	61	8,539
CoStar Group, Inc. (a)	84	6,833
		15,372
Retail - 7.0%
AutoZone, Inc. (a)	3	9,509
Best Buy Co., Inc.	42	3,780
Burlington Stores, Inc. (a)	14	3,946
CarMax, Inc. (a)	28	2,351
Chipotle Mexican Grill, Inc. (a)	273	16,795
Costco Wholesale Corp.	89	86,497
Darden Restaurants, Inc.	28	4,936
Dollar General Corp.	42	3,245
Dollar Tree, Inc. (a)	42	2,993
Domino’s Pizza, Inc.	3	1,429
Genuine Parts Co.	28	3,548
Home Depot, Inc.	200	85,826
Lowe’s Cos., Inc.	112	30,512
Lululemon Athletica, Inc. (a)	28	8,978
McDonald’s Corp.	141	41,737
O’Reilly Automotive, Inc. (a)	14	17,405
Ross Stores, Inc.	70	10,841
Starbucks Corp.	224	22,951
Target Corp.	98	12,966
TJX Cos., Inc.	224	28,155
Tractor Supply Co.	28	7,943

Ulta Beauty, Inc. (a)	14	5,413
Walmart, Inc.	868	80,290
Yum China Holdings, Inc.	74	3,445
Yum! Brands, Inc.	56	7,781
		503,272
Semiconductors - 6.3%
Advanced Micro Devices, Inc. (a)	322	44,170
Analog Devices, Inc.	98	21,369
Applied Materials, Inc.	168	29,351
Broadcom, Inc.	918	148,789
Entegris, Inc.	28	2,958
Intel Corp.	854	20,539
KLA Corp.	28	18,117
Lam Research Corp.	266	19,652
Marvell Technology, Inc.	168	15,572
Microchip Technology, Inc.	112	7,635
Micron Technology, Inc.	224	21,941
Monolithic Power Systems, Inc.	8	4,541
NXP Semiconductors NV	56	12,845
ON Semiconductor Corp. (a)	84	5,974
Qorvo, Inc. (a)	14	967
QUALCOMM, Inc.	224	35,511
Skyworks Solutions, Inc.	28	2,453
Teradyne, Inc.	32	3,520
Texas Instruments, Inc.	182	36,587
		452,491
Software - 7.3%
Adobe, Inc. (a)	88	45,401
Akamai Technologies, Inc. (a)	28	2,633
ANSYS, Inc. (a)	15	5,267
Atlassian Corp. - Class A (a)	28	7,380
Autodesk, Inc. (a)	42	12,260
Broadridge Financial Solutions, Inc.	28	6,609
Cadence Design Systems, Inc. (a)	56	17,181
Cloudflare, Inc. - Class A (a)	56	5,590
Datadog, Inc. - Class A (a)	56	8,554
DocuSign, Inc. (a)	42	3,347
Electronic Arts, Inc.	47	7,693
Fair Isaac Corp. (a)	4	9,500
Fidelity National Information Services, Inc.	112	9,554
Fiserv, Inc. (a)	112	24,748
HubSpot, Inc. (a)	14	10,095
Intuit, Inc.	56	35,937
Jack Henry & Associates, Inc.	14	2,467
MicroStrategy, Inc. - Class A (a)	31	12,012
MongoDB, Inc. (a)	14	4,515
MSCI, Inc.	14	8,535
Oracle Corp.	322	59,517
Palantir Technologies, Inc. - Class A (a)	392	26,295
Paychex, Inc.	70	10,239
PTC, Inc. (a)	28	5,602
ROBLOX Corp. - Class A (a)	98	4,913
Roper Technologies, Inc.	17	9,629
Salesforce, Inc.	187	61,707
ServiceNow, Inc. (a)	42	44,076
Snowflake, Inc. - Class A (a)	61	10,663
SS&C Technologies Holdings, Inc.	42	3,248
Synopsys, Inc. (a)	28	15,638
Take-Two Interactive Software, Inc. (a)	32	6,028
Twilio, Inc. - Class A (a)	28	2,927
Tyler Technologies, Inc. (a)	7	4,404
Veeva Systems, Inc. - Class A (a)	28	6,380
Workday, Inc. - Class A (a)	42	10,500
Zoom Communications, Inc. - Class A (a)	56	4,631
		525,675

Telecommunications - 2.6%
Arista Networks, Inc. (a)	56	22,726
AT&T, Inc.	1,428	33,072
Cisco Systems, Inc.	798	47,250
Corning, Inc.	154	7,495
Motorola Solutions, Inc.	33	16,490
T-Mobile US, Inc.	98	24,200
Verizon Communications, Inc.	840	37,246
		188,479
Transportation - 1.4%
CSX Corp.	392	14,328
Expeditors International of Washington, Inc.	28	3,406
FedEx Corp.	42	12,712
J.B. Hunt Transport Services, Inc.	14	2,648
Norfolk Southern Corp.	42	11,586
Old Dominion Freight Line, Inc.	42	9,456
Union Pacific Corp.	126	30,826
United Parcel Service, Inc. - Class B	147	19,951
		104,913
Water - 0.1%
American Water Works Co., Inc.	42	5,751
Essential Utilities, Inc.	56	2,242
		7,993
TOTAL COMMON STOCKS (Cost $6,707,481)		7,006,992

REAL ESTATE INVESTMENT TRUSTS - 3.1%
Alexandria Real Estate Equities, Inc.	34	3,748
American Tower Corp.	98	20,481
Annaly Capital Management, Inc.	98	1,953
AvalonBay Communities, Inc.	28	6,590
BXP, Inc.	28	2,296
Camden Property Trust	28	3,522
Crown Castle, Inc.	84	8,925
Digital Realty Trust, Inc.	70	13,698
Equinix, Inc.	16	15,704
Equity LifeStyle Properties, Inc.	42	2,996
Equity Residential	70	5,366
Essex Property Trust, Inc.	14	4,346
Extra Space Storage, Inc.	42	7,180
Healthpeak Properties, Inc.	140	3,079
Host Hotels & Resorts, Inc.	140	2,579
Invitation Homes, Inc.	126	4,316
Iron Mountain, Inc.	56	6,926
Mid-America Apartment Communities, Inc.	28	4,596
Prologis, Inc.	182	21,254
Public Storage	29	10,093
Realty Income Corp.	168	9,726
Regency Centers Corp.	42	3,175
SBA Communications Corp.	28	6,335
Simon Property Group, Inc.	70	12,852
Sun Communities, Inc.	28	3,537
UDR, Inc.	70	3,210
Ventas, Inc.	84	5,382
VICI Properties, Inc.	210	6,848
W.P. Carey, Inc.	42	2,397
Welltower, Inc.	126	17,411
Weyerhaeuser Co.	140	4,516
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $221,959)		225,037

EXCHANGE TRADED FUNDS - 0.1%
VanEck IG Floating Rate ETF	322	8,217
TOTAL EXCHANGE TRADED FUNDS (Cost $8,204)		8,217

SHORT-TERM INVESTMENTS - 0.0%(b)
Money Market Funds - 0.0%(b)
First American Government Obligations Fund - Class X, 4.56% (c)	1,806	1,806
TOTAL SHORT-TERM INVESTMENTS (Cost $1,806)		1,806

TOTAL INVESTMENTS - 99.9% (Cost $6,939,450)		7,242,052
Other Assets in Excess of Liabilities - 0.1%		7,906
TOTAL NET ASSETS - 100.0%		$ 7,249,958

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Exposure at November 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
•	Level 2 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2024:

Defiance Large Cap ex-Mag 7 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,006,992	$—	$—	$7,006,992
Real Estate Investment Trusts	225,037	—	—	225,037
Exchange Traded Funds	8,217	—	—	8,217
Money Market Funds	1,806	—	—	1,806
Total Investments	$7,242,052	$—	$—	$7,242,052

Refer to the Schedule of Investments for further disaggregation of investment categories.